Condensed consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 38,268	$ 31,430	$ 43,291
Accounts receivable, net	10,446	19,079	19,275
Due from related parties	1,005	4,940	1,141
Inventory	1,476	4,557	3,012
Restricted assets-national advertising fund	5,300	1,962
Notes Receivable, current			1,290
Prepaid expenses		5,152	4,355
Other current assets	12,318	5,825	2,954
Other current assets		10,977
Total current assets	68,813	72,945	75,318
Property and equipment, net	54,302	56,139	49,579
Intangible assets, net	268,679	273,619	295,162
Goodwill	176,981	176,981	176,981
Deferred income taxes	115,523	117,358	260
Notes receivable, net of current portion			2,007
Other assets, net	1,368	2,135	2,675
Total assets	685,666	699,177	601,982
Current liabilities:
Current maturities of long-term debt	5,100	5,100	3,900
Accounts payable	10,090	23,950	26,738
Accrued expenses	9,853	13,667	8,494
Equipment deposits	5,253	5,587	6,675
Deferred revenue, current	15,477	14,717	14,549
Payable to related parties pursuant to tax benefit arrangements, current	5,870	3,019
Other current liabilities	253	212	529
Total current liabilities	51,896	66,252	60,885
Long-term debt, net of current maturities	478,875	479,779	375,881
Deferred rent, net of current portion	4,665	4,554	3,012
Deferred revenue, net of current portion	10,277	12,016	9,330
Deferred tax liabilities			606
Payable to related parties pursuant to tax benefit arrangements, net of current portion	132,208	137,172
Other liabilities	484	484	519
Total noncurrent liabilities	$ 626,509	$ 634,005	$ 389,348
Commitments and contingencies (note 11)
Stockholders' equity (deficit):
Members' equity			$ 146,156
Accumulated other comprehensive income (loss)	$ (2,387)	$ (1,710)	(636)
Additional paid in capital	577	352
Accumulated deficit	(11,805)	(14,032)
Total stockholders' deficit attributable to Planet Fitness Inc.	(13,605)	(15,380)	145,520
Non-controlling interests	20,866	14,300	6,229
Total stockholders' deficit/members' equity	7,261	(1,080)	151,749
Total liabilities and stockholders' deficit/members' equity	685,666	699,177	$ 601,982
Class A Common Stock [Member]
Stockholders' equity (deficit):
Common stock, value	4	4
Class B Common Stock [Member]
Stockholders' equity (deficit):
Common stock, value	$ 6	$ 6